PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	4.70%	5.10%
North America | Contracted | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	5.10%
North America | Contracted | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.70%	5.80%
North America | Uncontracted | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.00%	6.10%
North America | Uncontracted | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.80%	7.00%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	7.10%	7.30%
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.40%	8.50%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.60%	9.80%
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.40%	9.60%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.60%	10.80%
Europe | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	4.90%
Europe | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	4.90%